Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (26,754)	$ (23,265)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,210	1,128
Stock-based compensation	69	93
Amortization of operating lease right-of use assets	440	116
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties	177	143
Interest expense (including related party amounts of $63, $628, $160 and $1,663 for the three months ended September 30, 2023 and 2022 and the nine months ended September 30, 2023 and 2022, respectively)	2,271	1,305
Changes in operating assets and liabilities:
Accounts receivable	(29)	111
Prepaid expenses and other current assets	57	(48)
Accounts payable and accrued expenses	443	959
Operating lease liabilities	(437)	(116)
Other, net	(4)	26
Net cash used in operating activities	(22,557)	(19,548)
Investing activities
Purchases of property and equipment	(101)	(403)
Purchase of capitalized software	(62)	(56)
Net cash used in investing activities	(163)	(459)
Financing activities
Proceeds from exercise of common stock options	161	63
Proceeds from related party loans	23,000	20,500
Repayments on payroll protection program loan	(675)	(404)
Net cash provided by financing activities	22,486	20,159
Net increase in cash, cash equivalents, and restricted cash	(234)	152
Cash, cash equivalents, and restricted cash at the beginning of period	351	199
Cash, cash equivalents, and restricted cash at the end of period	117	351
Supplemental disclosure of noncash investing and financing activities
Related party loans and interest payable converted into common stock	66,139
Operating lease right-of use asset obtained in exchange for lease liability		738
Property and equipment included in Accounts payable and accrued expenses	$ 8	$ 98